Significant Accounting Judgments, Estimates, and Assumptions	9 Months Ended
Sep. 30, 2022
Disclosure Of Accounting Judgements And Estimates Text Block Abstract
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES, AND ASSUMPTIONS
4	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES, AND ASSUMPTIONS

The preparation of the condensed interim financial statements requires Management to makes judgments and estimates and adopt assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of the reporting period, however, the uncertainties about these assumptions and estimates may generate results that require substantial adjustments to the carrying amount of the asset or liability in future periods.

The significant assumptions and estimates applied in the preparation of the condensed interim financial statements for the nine-month period ended September 30, 2022, were the same as those adopted in the financial statements for the year ended December 31, 2021, as described in note 6 of the corresponding financial statements.